Transamerica Large Cap Value Average Annual Total Returns - Retail Class [Member]			12 Months Ended	55 Months Ended	60 Months Ended	104 Months Ended	106 Months Ended	120 Months Ended	140 Months Ended
	Oct. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15% [1]	11.55%	13.15% [1]	14.28%	14.09%	14.29% [1]
Performance Inception Date	Apr. 21, 2017	[3]		May 28, 2021			Mar. 10, 2017
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.91%		11.33%			10.53%
A
Prospectus [Line Items]
Average Annual Return, Percent			16.71%		13.17%			10.36%
Performance Inception Date	Nov. 15, 2010
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.67%		11.90%			8.58%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.59%		10.24%			7.80%
C
Prospectus [Line Items]
Average Annual Return, Percent			21.59%		13.59%			10.16%
Performance Inception Date	Nov. 15, 2010
I
Prospectus [Line Items]
Average Annual Return, Percent			23.94%		14.87%			11.36%
Performance Inception Date	Nov. 15, 2010
I2
Prospectus [Line Items]
Average Annual Return, Percent			23.97%		14.87%			11.40%
Performance Inception Date	Nov. 15, 2010
R6
Prospectus [Line Items]
Average Annual Return, Percent			23.88%		14.87%			11.41%
Performance Inception Date	May 29, 2015

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.